Note 11 - Fair Value Measurement - Details of Fair Value Adjustment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent
Fair Value, Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Total fair value adjustments, net	$ 2,925	$ (4,723)	$ (35,792)
Fair Value, Inputs, Level 1 [Member]
Unrealized (loss) on investments in equity securities	(243)	(5,632)	(4,295)
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Gain (loss) on derivative contracts	3,168	844	(32,655)
Gain on disposition or exchange of investments	3,168	844	(32,655)
Securities Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Gain (loss) on derivative contracts	0	65	1,158
Gain on disposition or exchange of investments	$ 0	$ 65	$ 1,158